BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 89.8%
	ADVERTISING & MARKETING - 2.8%
2,739	Omnicom Group, Inc.	$ 227,090

	AEROSPACE & DEFENSE - 1.8%
325	Lockheed Martin Corporation	145,181

	AUTOMOTIVE - 0.9%
7,233	Ford Motor Company	72,547

	BEVERAGES - 4.1%
248	Coca-Cola Consolidated, Inc.	334,800

	BIOTECH & PHARMA - 3.6%
648	Gilead Sciences, Inc.	72,608
171	Regeneron Pharmaceuticals, Inc.	108,453
354	United Therapeutics Corporation(a)	109,129
		290,190
	CABLE & SATELLITE - 4.6%
10,085	Comcast Corporation, Class A	372,137

	CHEMICALS - 0.9%
926	CF Industries Holdings, Inc.	72,367

	CONTAINERS & PACKAGING - 0.9%
367	Packaging Corporation of America	72,673

	ELECTRIC UTILITIES - 3.6%
2,113	Evergy, Inc.	145,692
2,056	Xcel Energy, Inc.	145,544
		291,236
	FOOD - 4.5%
7,036	Hormel Foods Corporation	217,694
2,279	Tyson Foods, Inc., Class A	145,423
		363,117

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	GAMING REIT - 0.9%
2,226	VICI Properties, Inc.	$ 72,612

	HEALTH CARE FACILITIES & SERVICES - 2.7%
1,070	CVS Health Corporation	72,493
334	Elevance Health, Inc.	145,276
		217,769
	HOTEL REIT - 0.9%
5,113	Host Hotels & Resorts, Inc.	72,656

	INDUSTRIAL SUPPORT SERVICES - 0.9%
939	Fastenal Company	72,819

	INSURANCE - 13.8%
1,500	Chubb Ltd.	452,985
260	Erie Indemnity Company, Class A	108,953
223	Kinsale Capital Group, Inc.	108,536
1,873	RenaissanceRe Holdings Ltd.	449,520
		1,119,994
	INTERNET MEDIA & SERVICES - 2.7%
706	Alphabet, Inc., Class A	109,176
189	Meta Platforms, Inc., Class A	108,932
		218,108
	MACHINERY - 2.7%
646	Snap-on, Inc.	217,709

	MEDICAL EQUIPMENT & DEVICES - 1.8%
1,096	Abbott Laboratories	145,384

	OIL & GAS PRODUCERS - 6.7%
1,303	Chevron Corporation	217,979
1,223	Exxon Mobil Corporation	145,451
2,539	Ovintiv, Inc.	108,669
5,227	Permian Resources Corporation	72,394
		544,493

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
4,292	Halliburton Company	$ 108,888

	RESIDENTIAL REIT - 4.9%
473	Essex Property Trust, Inc.	145,007
3,123	Invitation Homes, Inc.	108,837
864	Mid-America Apartment Communities, Inc.	144,789
		398,633
	RETAIL - DISCRETIONARY - 2.7%
28	AutoZone, Inc.(a)	106,758
76	O'Reilly Automotive, Inc.(a)	108,876
		215,634
	RETAIL REIT - 1.4%
1,483	Regency Centers Corporation	109,386

	SEMICONDUCTORS - 2.3%
1,015	NVIDIA Corporation	110,005
1,130	Skyworks Solutions, Inc.	73,032
		183,037
	SOFTWARE - 1.8%
389	Microsoft Corporation	146,027

	STEEL - 2.7%
909	Nucor Corporation	109,389
379	Reliance, Inc.	109,437
		218,826
	TECHNOLOGY HARDWARE - 2.3%
1,411	Arista Networks, Inc.(a)	109,324
2,625	HP, Inc.	72,686
		182,010
	TECHNOLOGY SERVICES - 1.8%
466	Accenture PLC, Class A	145,411

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	TELECOMMUNICATIONS - 1.8%
3,209	Verizon Communications, Inc.	$ 145,560

	TOBACCO & CANNABIS - 4.2%
5,685	Altria Group, Inc.	341,214

	WHOLESALE - CONSUMER STAPLES - 0.9%
1,514	Archer-Daniels-Midland Company	72,687

	WHOLESALE - DISCRETIONARY - 0.9%
1,715	LKQ Corporation	72,956

	TOTAL COMMON STOCKS (Cost $7,410,462)	7,263,151

	EXCHANGE-TRADED FUNDS — 8.0%
	EQUITY - 8.0%
5,663	JPMorgan Equity Premium Income ETF	323,584
6,261	JPMorgan Nasdaq Equity Premium Income ETF	324,194
	TOTAL EXCHANGE-TRADED FUNDS (Cost $674,567)	647,778

	SHORT-TERM INVESTMENT — 4.5%
	MONEY MARKET FUND - 4.5%
367,749	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $367,749)(b)	367,749

	TOTAL INVESTMENTS - 102.3% (Cost $8,452,778)	$ 8,278,678
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(189,439)
	NET ASSETS - 100.0%	$ 8,089,239

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.